Operating Lease Charges and Rental Expenses (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Leases Rent Expense [Abstract]
Minimum rentals	$ 23	$ 33	$ 30
2011	18
2012	7
2013	1
2014	1
Thereafter	0
Operating Leases Future Minimum Payments Due	$ 27